Commitments and Contingencies - Schedule of Finance Lease Obligation (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Schedule of Finance Lease Obligation [Abstract]
2026	$ 3,576	$ 27,828
2027
2028
2029
2030
Thereafter
Total future lease payment	3,576	27,828
Less: imputed interest	(26)	(206)
Present value of finance lease obligation	3,550	27,622	$ 108,619
Finance lease obligation, current portion	3,550	27,622	$ 80,997
Finance lease obligation, net of current portion